CASH FLOW ITEMS - Changes in Other Investing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Disposal (acquisition) of investments	$ (8.0)	$ 9.0
Advances to related parties	(1.2)	(5.9)
Repayments from related parties	12.6	1.0
Prepayment for other assets	(2.9)	0.0
Other	0.0	0.3
Other investing activities	$ 0.5	$ 4.4